Corporate general and administrative expenses	12 Months Ended
Dec. 31, 2020
Corporate general and administrative expenses [abstract]
Corporate general and administrative expenses
23.   Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Salaries and employee benefits	$2,456	$2,847
Directors’ fees	366	379
Share-based payments	4,028	3,671
Professional fees	788	809
Office and general	1,496	2,005
	$9,134	$9,711